Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 5 - Cash and Cash Equivalents
	As of December 31,
	2024	2023
	USD thousands
Balance in USD	7,050	14,007
Balance in other currencies	351	482
Total cash and cash equivalents	7,401	14,489